Share Capital (Details Narrative)	Dec. 31, 2025 USD ($) $ / shares shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares authorized | shares	100
Common stock, par value | $ / shares	$ 0.0001
D. Boral ARC Acquisition I Corp [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock issued | shares	100
Purchase price | $ / shares	$ 1.00
Aggregate purchase price | $	$ 100